Loan from Related Party (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 26, 2023	Oct. 30, 2022	Aug. 31, 2023	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Loan from Related Party [Line Items]
Additional payment					$ 40,000
Accumulated interest expenses						$ 7,073		$ 10,396
Fully repaid credit facility			$ 745,000
Xylo Loan [Member] | Related Party [Member]
Loan from Related Party [Line Items]
Loan received				$ 250,000
Bearing an interest rate				8.00%
Repaid balance		$ 250,000
Accrued interest		4,876
Credit facility aggregate initial amount		$ 625,000
Credit facility	$ 745,000
Xylo [Member] | Related Party [Member]
Loan from Related Party [Line Items]
Loan received							$ 745,000	$ 500,000